MINE HOLDING COSTS - Mine Holding Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Care Maintenance Costs	$ 11,930	$ 12,056
La Parrilla [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Care Maintenance Costs	3,320	3,278
Del Toro [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Care Maintenance Costs	2,347	3,385
San Martin [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Care Maintenance Costs	3,609	2,597
La Guitarra [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine Care Maintenance Costs	$ 2,654	$ 2,796